Contingent Consideration (Details) - USD ($)			12 Months Ended
	Dec. 09, 2024	Dec. 15, 2022	Dec. 31, 2023	Jun. 18, 2023	Dec. 31, 2022	Apr. 30, 2021
Contingent Consideration [Line Items]
Total consideration				$ 14,530,000
First tranche payment		$ 2,000,000
Definitive feasibility study			$ 4,000,000
Discount percentage					8.85%
Contingent consideration			3,693,612		$ 3,689,755
Top of range [member]
Contingent Consideration [Line Items]
Total consideration			14,000,000
Bottom of range [member]
Contingent Consideration [Line Items]
Total consideration			8,000,000
Kabanga Holdings Limited [Member]
Contingent Consideration [Line Items]
Total consideration			6,000,000			$ 14,000,000
First Tranche [Member]
Contingent Consideration [Line Items]
Tranche amount			2,000,000
Second Tranche [Member]
Contingent Consideration [Line Items]
Tranche amount			$ 4,000,000
DFS [Member] | Forecast [Member]
Contingent Consideration [Line Items]
Definitive feasibility study	$ 4,000,000